Trade and other receivables, net - Movements in allowance for trade receivables (Details) - Trade and other receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance For Doubtful Trade Receivables [Roll Forward]
Beginning balance	$ 1,002	$ 643	$ 481
Charge of the year	2,468	758	387
Unused amounts reversed	(237)	(133)	(178)
Used during the year	(281)	(193)	0
Exchange differences	(449)	(73)	(47)
Ending balance	$ 2,503	$ 1,002	$ 643